AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Principal Amount	Value
Municipal Bonds - 98.3%
Arizona - 1.0%
Arizona Industrial Development Authority 4.000%, 02/01/50	$3,000,000	$3,392,880
California - 7.4%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	2,375,000	2,735,406
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,480,120
5.000%, 05/15/48	4,600,000	5,306,192

Los Angeles Unified School District 4.000%, 07/01/44	5,000,000	5,868,650
State of California 5.000%, 03/01/36	5,000,000	6,550,700

Total California		23,941,068
Colorado - 4.3%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	6,115,000	7,319,716
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,310,000	6,827,816

Total Colorado		14,147,532
Connecticut - 4.4%
State of Connecticut Special Tax Revenue
4.000%, 05/01/39	1,000,000	1,155,950
5.000%, 05/01/40	1,000,000	1,257,770

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,165,000	6,270,981
State of Connecticut, Series E
5.000%, 09/15/35	2,435,000	3,049,862
5.000%, 09/15/37	2,200,000	2,736,316

Total Connecticut		14,470,879
Florida - 6.8%
City of Tampa, Series H
4.000%, 07/01/45	2,775,000	3,109,110
5.000%, 07/01/50	2,250,000	2,738,723

Escambia County Health Facilities Authority 4.000%, 08/15/45	5,050,000	5,525,861
Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,747,377
Orange County Health Facilities Authority, Orlando Health Inc., Series A 5.000%, 10/01/39	4,395,000	5,135,689

Total Florida		22,256,760
	Principal Amount	Value
Illinois - 9.1%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	$6,750,000	$7,918,425
Chicago O'Hare International Airport, Series A 4.000%, 01/01/37 [1]	2,000,000	2,267,720
Metropolitan Pier & Exposition Authority 5.000%, 06/15/50	5,000,000	5,553,550
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	6,055,000	6,206,436
State of Illinois
5.500%, 05/01/39	4,000,000	4,383,400
5.750%, 05/01/45	3,000,000	3,296,490

Total Illinois		29,626,021
Louisiana - 2.0%
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,845,000	6,563,175
Maine - 1.2%
Maine Health & Higher Educational Facilities Authority, Series A
4.000%, 07/01/45	1,500,000	1,704,120
4.000%, 07/01/50	2,000,000	2,260,320

Total Maine		3,964,440
Massachusetts - 2.2%
Commonwealth of Massachusetts 5.000%, 07/01/45	5,590,000	7,209,199
Minnesota - 3.6%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	7,070,606
Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	4,100,000	4,740,912

Total Minnesota		11,811,518
Nebraska - 2.4%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,560,000	7,673,467
New Jersey - 8.3%
New Jersey Economic Development Authority 5.000%, 11/01/44	3,000,000	3,337,170
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	7,365,000	8,135,011
New Jersey Economic Development Authority, Series WW 5.250%, 06/15/40	1,095,000	1,203,339

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 8.3% (continued)
New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	$2,000,000	$2,224,320
New Jersey Transportation Trust Fund Authority, Transportation System, Series A 5.000%, 12/15/34	2,540,000	2,926,893
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	2,500,000	2,910,625
5.250%, 06/01/46	3,285,000	3,881,227

Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,050,000	2,318,284

Total New Jersey		26,936,869
New York - 15.5%
City of New York, Series A 5.000%, 08/01/45	4,405,000	5,324,676
City of New York, Series D 5.000%, 03/01/43	4,985,000	6,120,384
Metropolitan Transportation Authority, Series B 5.000%, 11/15/29	1,115,000	1,325,579
Metropolitan Transportation Authority, Series C
4.750%, 11/15/45	3,025,000	3,155,801
5.000%, 11/15/50	2,185,000	2,322,065
5.250%, 11/15/55	3,020,000	3,257,221

Monroe County Industrial Development Corp., Series A 4.000%, 07/01/50	5,000,000	5,701,950
New York State Dormitory Authority, Series A 5.000%, 03/15/45	4,960,000	5,986,819
New York State Thruway Authority, Series B 4.000%, 01/01/45	5,000,000	5,659,100
New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	7,272,643
Triborough Bridge & Tunnel Authority, Series A 5.000%, 11/15/49	3,500,000	4,413,325

Total New York		50,539,563
Oklahoma - 4.2%
Norman Regional Hospital Authority 5.000%, 09/01/45	4,335,000	5,102,121
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,975,000	3,457,694
5.500%, 08/15/52	4,500,000	5,252,625

Total Oklahoma		13,812,440
	Principal Amount	Value
Pennsylvania - 2.7%
Geisinger Authority, Series G
4.000%, 04/01/50	$3,510,000	$3,966,932
5.000%, 04/01/50	3,745,000	4,662,974

Total Pennsylvania		8,629,906
Rhode Island - 1.8%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,237,460
5.000%, 06/01/40	3,285,000	3,561,400

Total Rhode Island		5,798,860
South Carolina - 1.3%
South Carolina Jobs-Economic Development Authority, Series I 5.000%, 12/01/46	3,325,000	4,135,835
Texas - 11.9%
Central Texas Regional Mobility Authority 5.000%, 01/01/46	3,750,000	4,296,338
Central Texas Regional Mobility Authority, Series B 5.000%, 01/01/45	5,720,000	6,998,935
Central Texas Turnpike System, Series C 5.000%, 08/15/42	2,065,000	2,305,077
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	9,180,000	10,544,515
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	3,955,000	4,243,992
5.000%, 12/31/45	3,880,000	4,155,402

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	6,165,995

Total Texas		38,710,254
Virginia - 2.0%
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,804,725
5.000%, 12/31/52	3,170,000	3,558,293

Total Virginia		6,363,018
Washington - 3.3%
Washington Health Care Facilities Authority
4.000%, 09/01/45	1,000,000	1,125,560
5.000%, 09/01/45	2,465,000	3,032,813
5.000%, 09/01/50	5,375,000	6,564,541

Total Washington		10,722,914

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
West Virginia - 2.9%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	$8,000,000	$9,396,160

Total Municipal Bonds (Cost $306,052,710)		320,102,758
Value

Total Investments - 98.3% (Cost $306,052,710)	$320,102,758
Other Assets, less Liabilities - 1.7%	5,670,706
Net Assets - 100.0%	$325,773,464

[1]	All or part of this security is a delayed delivery transaction. The market value for delayed delivery securities at September 30, 2020, amounted to $2,267,720, or 0.7% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$320,102,758	—	$320,102,758
Total Investments in Securities	—	$320,102,758	—	$320,102,758

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.